Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Transamerica Voya Conservative Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSAMERICA VOYA CONSERVATIVE ALLOCATION VP (FORMERLY, TRANSAMERICA ING CONSERVATIVE ALLOCATION VP)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.

		For the period beginning May 1, 2013 and ending December 31, 2013, the portfolio turnover rate for the portfolio was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”) seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”), certain of which will be sub-advised by Voya Investment Management Co. LLC.
  Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying portfolios to achieve targeted exposure to domestic equities, international equities and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 35% of portfolio assets in underlying portfolios that invest primarily in equities, which may include both stocks and commodity-related securities, and approximately 65% of portfolio assets in underlying portfolios that invest primarily in fixed income securities, which may include bonds and cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 50% or decrease equity exposure to approximately 0% and may increase fixed income exposure to approximately 100% or may decrease fixed income exposure to approximately 50%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income and cash equivalents when it believes it is advisable to do so.
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
  Allocation of assets among the underlying portfolios is based on factors such as diversification, general market outlook, volatility in the equity markets, historical performance, current valuations, and other global economic factors.
  The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to the shareholders and without shareholder approval.

		Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the portfolio's performance. There is no assurance the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. You may lose money if you invest in this portfolio.
  Asset Allocation – The sub-adviser allocates the portfolio's assets among various underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio's return and/or avoiding investment losses, and may cause the portfolio to underperform.
  Cash Management and Defensive Investing – The value of investments held by the portfolio for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it may not achieve its objective.
  Commodities – To the extent the portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio's investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.
  Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit lower volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
  Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
  Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
  Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.
  Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
  Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
  Extension – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.
  Fixed-Income Securities – The market prices of fixed-income securities may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.
  High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
  Interest Rate – Interest rates in the United States recently have been historically low and are expected to rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Liquidity – Some assets held by the portfolio may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
  Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally and increase market volatility as well as reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
  New Portfolio – The portfolio is newly formed. Investors in the portfolio bear the risk that the sub-adviser may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, or that the portfolio may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
  Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
  Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the portfolio’s prospectus identifies certain risks of each underlying portfolio.
  U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
  Volatility Guidelines – The portfolio is subject to volatility guidelines. These guidelines require that the amount of exposure to the equity markets of the portfolio be based, in part, on the level of volatility of the equity markets. The guidelines are intended to improve absolute and risk-adjusted returns but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the guidelines will be subject to the sub-adviser’s ability to implement the guidelines in a timely and efficient manner. The guidelines may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The guidelines also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The guidelines also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility guidelines.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance is shown for the portfolio. Performance information will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.
Transamerica Voya Conservative Allocation VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	5.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.99%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.38%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.61%	[1]
1 year	rr_ExpenseExampleYear01	$ 164
3 years	rr_ExpenseExampleYear03	1,419
5 years	rr_ExpenseExampleYear05	2,646
10 years	rr_ExpenseExampleYear10	5,592
Transamerica Voya Conservative Allocation VP | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.24%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.38%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.86%	[1]
1 year	rr_ExpenseExampleYear01	189
3 years	rr_ExpenseExampleYear03	1,460
5 years	rr_ExpenseExampleYear05	2,700
10 years	rr_ExpenseExampleYear10	$ 5,668

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.
[2]	Contractual arrangements have been made with the portfolio's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through May 1, 2015, to waive fees and/or reimburse portfolio expenses to the extent that the portfolio's total operating expenses exceed 1.18%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio's business. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.